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<FILENAME>inftable.txt
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				   UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          June 30, 2008

    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Foothills Asset Management, Ltd.
Address:          8767 E. Via de Ventura, Suite 175
                  Scottsdale, AZ 85258

Form 13F File Number: 028-12077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kristina Lusmden
Title:            Chief Compliance Officer
Phone:            480-777-9870

Signature, Place and Date of Signing:

/s/ Kristina Lumsden             Scottsdale, AZ             July 10, 2008
[Signature]                       [City, State]                  [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:

        NONE

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                              Form 13F SUMMARY PAGE


Report summary:


Number of Other Included Managers:                         0
                                            ---------------------------

Form 13F  Information Table Entry Total:                  65
                                            ---------------------------

Form 13F  Information Table Value Total:            $84,473
                                            ---------------------------
                                                    (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE


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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              00206R102      276     8178 SH       Sole                     7028              1150
AFLAC                          COM              001055102     4832    76940 SH       Sole                    56755             20185
                                                                23      365 SH       Other                                       365
Aetna Inc                      COM              00817Y108     1234    30455 SH       Sole                    23425              7030
Anadarko Petroleum             COM              032511107     2483    33174 SH       Sole                    22591             10583
                                                                14      190 SH       Other                                       190
Automatic Data Processing      COM              053015103     1706    40720 SH       Sole                    30365             10355
                                                                 8      180 SH       Other                                       180
CVS Caremark Corp              COM              126650100     1986    50192 SH       Sole                    37537             12655
                                                                 9      215 SH       Other                                       215
Chevron Corp                   COM              166764100      300     3028 SH       Sole                     2478               550
Chubb Corporation              COM              171232101     3453    70453 SH       Sole                    47098             23355
                                                                20      400 SH       Other                                       400
Colgate-Palmolive              COM              194162103      769    11136 SH       Sole                     7436              3700
ConocoPhillips                 COM              20825C104     2811    29783 SH       Sole                    19290             10493
                                                                 6       60 SH       Other                                        60
Exxon Mobil Corp               COM              30231G102     1825    20704 SH       Sole                    15374              5330
Factset Research Systems       COM              303075105     1684    29880 SH       Sole                    21580              8300
                                                                 8      135 SH       Other                                       135
Fastenal Co                    COM              311900104     1798    41650 SH       Sole                    31220             10430
                                                                 7      155 SH       Other                                       155
General Dynamics               COM              369550108     4264    50637 SH       Sole                    38632             12005
                                                                19      220 SH       Other                                       220
General Electric               COM              369604103     2802   104967 SH       Sole                    80472             24495
                                                                11      400 SH       Other                                       400
Hewlett Packard                COM              428236103      423     9560 SH       Sole                     4240              5320
Int'l Business Machines        COM              459200101     2336    19711 SH       Sole                    14756              4955
                                                                10       85 SH       Other                                        85
Johnson & Johnson              COM              478160104     3398    52814 SH       Sole                    40634             12180
                                                                19      300 SH       Other                                       300
Johnson Controls               COM              478366107     1713    59712 SH       Sole                    43967             15745
                                                                 7      240 SH       Other                                       240
Linear Technology Corp         COM              535678106     1453    44600 SH       Sole                    35365              9235
Medtronic                      COM              585055106     1706    32971 SH       Sole                    23496              9475
                                                                 5       90 SH       Other                                        90
Microsoft Corp                 COM              594918104     1724    62670 SH       Sole                    46685             15985
                                                                 6      230 SH       Other                                       230
O'Reilly Automotive            COM              686091109     1372    61375 SH       Sole                    44975             16400
                                                                 5      240 SH       Other                                       240
Oshkosh Corp                   COM              688239201      649    31381 SH       Sole                    23206              8175
Parker Hannifin Corp           COM              701094104     2004    28100 SH       Sole                    21020              7080
                                                                 7      105 SH       Other                                       105
Qualcomm Inc                   COM              747525103     4485   101072 SH       Sole                    76547             24525
                                                                20      460 SH       Other                                       460
Smith International Inc        COM              832110100     3174    38180 SH       Sole                    27995             10185
                                                                14      170 SH       Other                                       170
Stryker Corp                   COM              863667101     3861    61400 SH       Sole                    45700             15700
                                                                10      160 SH       Other                                       160
Sysco Corp                     COM              871829107     3091   112375 SH       Sole                    85885             26490
                                                                14      505 SH       Other                                       505
Teva Pharmaceutical Industries COM              881624209     2156    47075 SH       Sole                    35115             11960
                                                                 7      155 SH       Other                                       155
Torchmark                      COM              891027104      779    13285 SH       Sole                     7245              6040
United Technologies            COM              913017109     3676    59583 SH       Sole                    45260             14323
                                                                14      235 SH       Other                                       235
Unitedhealth Group Inc         COM              91324P102     1198    45635 SH       Sole                    32355             13280
                                                                10      400 SH       Other                                       400
Wal Mart Stores                COM              931142103     4155    73928 SH       Sole                    56888             17040
                                                                15      260 SH       Other                                       260
S&P Depository Receipt Trust U                  78462F103     2439 19055.000 SH      Sole                15955.000          3100.000
                                                                83  650.000 SH       Other                                   650.000
Vanguard Emerging Market ETF                    922042858     1838 39283.000 SH      Sole                29069.000         10214.000
                                                                 7  146.000 SH       Other                                   146.000
iShares MSCI EAFE Index Fund                    464287465     4222 61482.000 SH      Sole                46377.000         15105.000


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